CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, UTStarcom Hong Kong Holdings Ltd - Additional Information (Details) - UTStarcom Hong Kong Holdings Ltd. - USD ($)
$ in Millions
12 Months Ended
	Mar. 31, 2021	Dec. 17, 2020	Apr. 07, 2015	Aug. 31, 2012	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2019
Convertible bonds of private company
Payments to Acquire Investments				$ 20.0
Interest rate of debt securities (as a percent)				6.50%
Face amount of convertible debt			$ 20.0
Proceeds from sale of bond			$ 10.0
Ownership interest upon conversion of preference shares and convertible bonds			14.00%
Impairment charge on investment						$ 0.4	$ 6.5
Carrying amount of the investment								$ 3.1
Eagle Field Holding Limited
Impairment charge on investment					$ 1.0
Equity interest percentage		14.00%
Eagle Field Holding Limited | Subsequent Event
Aggregate cash consideration	$ 2.1
Amount received from buyer	$ 2.1